Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses as of September 30, 2025 and December 31, 2024, consisted of the following:

	September 30, 2025	December 31, 2024
Transaction costs accrued for Cohen Capital Market	$1,003,500	$-
Board of directors’ fees	70,000	-
Credit card expense accrual	37,676	24,219
Other month-end liability accrual	8,632	-
Total accrued expenses	$1,119,808	$24,219